Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of related parties
Name of Related Party	Nature of Relationship
Zhentao Jiang	Former Director and principal shareholder
Wenjie Tang	Chief Executive Officer (“CEO”), Director, and shareholder
Yufeng Mi	Chief Technical Officer (“CTO”) and shareholder
Yang Cao	Director of Nanjing Lucun

Schedule of operations through proceeds borrowed from related partiesv
	December 31,	December 31,
	2021	2020
Zhentao Jiang	$1,119,465	$712,485
Yufeng Mi	2,000	1,951
Yang Cao	94,108	-
Total due to related parties	$1,215,573	$714,436

	December 31,	December 31,
	2021	2020
Wenjie Tang	39,238	116,610
Total due from related parties	$39,238	$116,610